Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Financial Assets	$ 260,844,607	$ 257,974,604
Financial Liabilities:
Financial Liabilities	813,864,161	711,544,172
Loans and receivables [member]
Financial Assets:
Financial Assets	207,635,765	196,453,950
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,273,140	1,263,605
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	6,825,760	5,287,548
Fair value through OCI [member]
Financial Assets:
Financial Assets	37,572,410	39,028,083
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	47,718,025	49,015,934
Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	10,145,615	9,987,851
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	37,572,410	39,028,083
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	196,217,010	185,202,494
Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	9,596,751	17,107,579
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	6,825,760	5,287,548
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	120,596,733
Liability Related to Right of Use of Assets [Member] | Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	120,596,733
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	964,424,453	863,853,933
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	3,460,419	2,974,213
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	624,254,477	638,922,453
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	216,112,824	221,957,267
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	9,596,751	17,107,579
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 9,596,751	$ 17,107,579